Goldman Sachs Trust

Goldman Sachs Financial Square Funds

FST Shares, FST Service Shares, FST Administration Shares,
FST Preferred Shares, FST Select Shares and FST Capital Shares of:
Goldman Sachs Financial Square Prime Obligations Fund
Goldman Sachs Financial Square Money Market Fund
Goldman Sachs Financial Square Treasury Obligations Fund
Goldman Sachs Financial Square Treasury Instruments Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Federal Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund

Goldman Sachs Institutional Liquid Assets Portfolios

ILA Shares, ILA Administration Shares, ILA Service Shares, ILA Cash Management Shares, ILA Class B Shares and ILA Class C Shares of
(as applicable):
Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio
Goldman Sachs Institutional Liquid Assets Money Market Portfolio
Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio
Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio
Goldman Sachs Institutional Liquid Assets Federal Portfolio
Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio
Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio
Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio

Supplement dated September [  ], 2009 to the
Prospectuses dated April 30, 2009 (the “Prospectuses”)

As described in the Prospectuses, each fund listed above (each, a “Fund”) participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the United States Department of the Treasury (the “Treasury”) for some or all of the Program’s duration. Each of Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio extended its participation in the Program through September 18, 2009. Pursuant to its terms, the Program terminated on September 18, 2009, and therefore the guarantee of a $1.00 net asset value price per share provided by the Program is no longer in effect for any of the Funds or any other money market fund. Accordingly, sub-section “Participation in the Temporary Guarantee Program”, appearing in each

Prospectus’s “Principal Risks of the Funds” section, is deleted in its entirety from each Prospectus.

Neither this supplement, the Prospectuses, nor a Fund itself are in any manner approved, endorsed or sponsored by the Treasury.

This Supplement should be retained with your Prospectuses
for future reference.

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MMTGPTERMSTK 09-09